UNITED STATES
             SECRITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F
                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               Analytic Asset Management, Inc.
Address:            600 Third Avenue, Floor 17
                    New York, NY 10016

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Taylor T. Gray
Title:            Executive Vice President
Phone:            212-984-6270

Signature,        Place,               and Date of Signing:
Taylor T. Gray,   New York, New York,  July 21, 2003

Report Type (Check only one.):
               [ X]        13F HOLDINGS REPORT.
               [  ]        13F NOTICE.
               [  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       67
Form 13F Information Table Value Total:       $157,864

List of Other Included Managers:
NONE

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FORM 13F INFORMATION TABLE
                                                           VALUE   SHRS/    SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Amer. Int'l Group              COM              026874107     1186    21485 SH       SOLE                   21485                  0
American Express Co            COM              025816109     3132    74900 SH       SOLE                   74900                  0
Atlantic Liberty               COM              048668107      464    25700 SH       SOLE                   25700                  0
Bank Of America Corp           COM              060505104     3784    47880 SH       SOLE                   21500              26380
Biomet                         COM              090613100      950    33100 SH       SOLE                   33100                  0
Bristol-Myers Squibb           COM              110122108      381    14049 SH       SOLE                    6800               7249
Burlington Northern            COM              12189T104      966    33960 SH       SOLE                   22000              11960
Cardinal Health                COM              14149Y108     3095    48140 SH       SOLE                   15500              32640
ChevronTexaco Corp             COM              166764100      354     4900 SH       SOLE                    4900                  0
Cisco Systems Inc.             COM              17275R102     2706   161158 SH       SOLE                  159158               2000
Citigroup Inc                  COM              020002101     4671   109126 SH       SOLE                  107926               1200
Coca-Cola                      COM              093671105      821    17700 SH       SOLE                   17700                  0
Colgate Palmolive Co           COM              194162103     5373    92725 SH       SOLE                   92725                  0
Comcast Corp - Cl A            COM              200300200      752    25940 SH       SOLE                   25940                  0
Consolidated Edison Co         COM              209115104      504    11650 SH       SOLE                   11650                  0
Costco                         COM              22160K105     5889   160915 SH       SOLE                  110050              50865
Cox Communications Inc         COM              224044107      247     7750 SH       SOLE                    7750                  0
Dell Computer                  COM              247025109     1952    61300 SH       SOLE                   61300                  0
DST Systems Inc                COM              233326107     1414     7200 SH       SOLE                   37200                  0
Edwards AG Inc Com             COM              281760108      239     7000 SH       SOLE                    7000                  0
EI Du Pont De Nemours          COM              263534109     3283    78840 SH       SOLE                   78840                  0
Eli Lilly & Co.                COM              532457108     2490    36100 SH       SOLE                   36100                  0
Estee Lauder                   COM              518439104     1163    34700 SH       SOLE                   33900                800
Exxon Mobil Corp.              COM              302290101     7544   210072 SH       SOLE                  128748              81324
Fannie Mae                     COM              313586109     1929    28600 SH       SOLE                   28100                500
First Data Corp                COM              319963104      829    20000 SH       SOLE                   20000                  0
Fiserv Inc                     COM              337738108     2506    70287 SH       SOLE                   70287                  0
General Electric Co            COM              369604103     6822   237858 SH       SOLE                  236008               1850
General Mills Inc              COM              370334104      261     5500 SH       SOLE                    5500                  0
Gillette Company               COM              375766102      866    27196 SH       SOLE                   24050               3146
Health Care PPTY Inv           COM              421915109     3293    77748 SH       SOLE                    2000              75748
Intel Corp                     COM              458140100     3625   174215 SH       SOLE                  174215                  0
International Business MachinesCOM              459200101      246     2982 SH       SOLE                    2280                702
Intuit Inc                     COM              461202103      888    19900 SH       SOLE                   19600                300
Jefferson Pilot Corp           COM              475070108     1559    37600 SH       SOLE                   37600                  0
Johnson & Johnson              COM              478160104     5627   108839 SH       SOLE                   38410              70429
Kimberly Clark Corp.           COM              494368103     3097    59400 SH       SOLE                   59400                  0
Kinder Morgan Inc              COM              49455P101     3400    62220 SH       SOLE                   22100              40120
Kraft Foods Inc Cl A           COM              50075N104     2822    86700 SH       SOLE                   86700                  0
Legg Mason Inc                 COM              524901105     5282    81330 SH       SOLE                   21500              59830
Limited Brands                 COM              532716107     1070    69000 SH       SOLE                   69000                  0
Marsh & McLennan Cos           COM              571748102     3076    60225 SH       SOLE                   60025                200
McDonald's Corporation         COM              580135101      662    30000 SH       SOLE                   30000                  0
McGraw Hill Inc                COM              580645109     1216    19610 SH       SOLE                   19100                510
Medtronic                      COM              585055106     2785    58050 SH       SOLE                   58050                  0
Merck & Company Inc            COM              589331107     4927    81367 SH       SOLE                   41832              39535
Microsoft Corp.                COM              594918104     5499   214455 SH       SOLE                   91120             123335
Morgan Stan Dean Wittr         COM              617446448     3245    75900 SH       SOLE                   75900                  0
Network Appliance Inc          COM              64120l104      868    54000 SH       SOLE                   54000                  0
Nokia Corp                     COM              654902204      951    57865 SH       SOLE                   53000               4865
North Fork Bancorporation      COM              659424105      599    17600 SH       SOLE                    4000              13600
Northern Trust Corp            COM              665859104     1860    44700 SH       SOLE                   44700                  0
Oracle Systems Corp            COM              68389X105      317    26400 SH       SOLE                   23400               3000
Pepsico Inc.                   COM              713448108      424     9525 SH       SOLE                     800               8725
Pfizer Inc.                    COM              717081103     5541   162268 SH       SOLE                  122750              39518
Praxair Inc                    COM              74005P104     1683    28000 SH       SOLE                   28000                  0
Procter & Gamble Co            COM              742718109     4806    53892 SH       SOLE                   50392               3500
Quest Diagnostics              COM              74834L100     1563    24500 SH       SOLE                   24500                  0
Roslyn Bancorp Inc             COM              778162107      605    28000 SH       SOLE                   28000                  0
Royal Dutch Petroleum          COM              780257804      558    11970 SH       SOLE                   11970                  0
Sun Microsystems Inc           COM              866810104       95    20350 SH       SOLE                   20350                  0
Sungard Data Systems           COM              867363103     3304   127500 SH       SOLE                   50000              77500
Viacom Inc                     COM              925524308     2890    66200 SH       SOLE                   66200                  0
Walgreen Co.                   COM              931422109     4881   162145 SH       SOLE                   91550              70595
Wal-Mart Stores Inc            COM              931142103     1224    22800 SH       SOLE                   20500               2300
Washington Reit                COM              939653101     3574   131380 SH       SOLE                    9000             122380
Weingarten Realty Investors    COM              948741103     3229    77060 SH       SOLE                   20700              56360


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